Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Government Income Securities, Inc.CLASS A SHARES (TICKER FGOAX) CLASS C SHARES (TICKER FGOCX) CLASS F SHARES (TICKER FGOIX) INSTITUTIONAL SHARES (TICKER GISIX)SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2022The Board of Directors of Federated Hermes Government Income Securities, Inc. (the “Fund”) has approved a reduction in the Fund’s management fee from 0.60% to 0.55% of the Fund’s average daily net assets effective July 1, 2022. Accordingly, the following changes are made:Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Class F Shares (F) or Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and otherfees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000, or $1,000,000, in certain classes (e.g., A and F classes, respectively) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 13 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACFISMaximum Sales Charge (Load)4.50%1.00%2.00%NoneMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 4.50%None1.00%NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) 0.00%1.00%1.00%NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) NoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneExchange FeeNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACFISManagement Fee[1]0.55%0.55%0.55%0.55%Distribution (12b-1) Fee 0.00%[2]0.75%NoneNoneOther Expenses 0.73%0.73%0.74%0.48%Total Annual Fund Operating Expenses[1]1.28%2.03%1.29%1.03%Fee Waivers and/or Expense Reimbursements[1,3](0.27)%(0.27)%(0.28)%(0.27)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.01%1.76%1.01%0.76%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective July 1, 2022.2The Fund has adopted a Distribution (12b-1) Plan for its A class pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) fee until such time as approved by the Fund’s Board of Directors (the “Directors”).3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, F and IS classes (after voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.75%, 1.00% and 0.75% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$575$838$1,121$1,926Expenses assuming no redemption$575$838$1,121$1,926C:Expenses assuming redemption$306$637$1,093$2,166Expenses assuming no redemption$206$637$1,093$2,166F:Expenses assuming redemption$330$605$800$1,641Expenses assuming no redemption$230$505$800$1,641IS:Expenses assuming redemption$105$328$569$1,259Expenses assuming no redemption$105$328$569$1,2592. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.55% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC. – A CLASSANNUAL EXPENSE RATIO: 1.28%MAXIMUM FRONT-END SALES CHARGE: 4.50%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypothetical ExpensesHypotheticalEnding Investment1$10,000.00$477.50$10,027.50$574.51$9,905.262$9,905.26$495.26$10,400.52$129.15$10,273.743$10,273.74$513.69$10,787.43$133.95$10,655.924$10,655.92$532.80$11,188.72$138.93$11,052.325$11,052.32$552.62$11,604.94$144.10$11,463.476$11,463.47$573.17$12,036.64$149.46$11,889.917$11,889.91$594.50$12,484.41$155.02$12,332.218$12,332.21$616.61$12,948.82$160.79$12,790.979$12,790.97$639.55$13,430.52$166.77$13,266.7910$13,266.79$663.34$13,930.13$172.97$13,760.31Cumulative$5,659.04$1,925.65FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC. - C CLASSANNUAL EXPENSE RATIO: 2.03%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$206.01$10,297.002$10,297.00$514.85$10,811.85$212.13$10,602.823$10,602.82$530.14$11,132.96$218.43$10,917.724$10,917.72$545.89$11,463.61$224.92$11,241.985$11,241.98$562.10$11,804.08$231.60$11,575.876$11,575.87$578.79$12,154.66$238.48$11,919.677$11,919.67$595.98$12,515.65$245.56$12,273.688$12,273.68$613.68$12,887.36$252.86$12,638.21Converts from Class C to Class AAnnual Ratio: 1.28%9$12,638.21$631.91$13,270.12$164.78$13,108.3510$13,108.35$655.42$13,763.77$170.91$13,595.98Cumulative$5,728.76$2,165.68FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC. - F CLASSANNUAL EXPENSE RATIO: 1.29%MAXIMUM FRONT-END SALES CHARGE: 1.00%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$495.00$10,395.00$230.08$10,267.292$10,267.29$513.36$10,780.65$134.90$10,648.213$10,648.21$532.41$11,180.62$139.91$11,043.264$11,043.26$552.16$11,595.42$145.10$11,452.965$11,452.96$572.65$12,025.61$150.48$11,877.866$11,877.86$593.89$12,471.75$156.07$12,318.537$12,318.53$615.93$12,934.46$161.86$12,775.558$12,775.55$638.78$13,414.33$167.86$13,249.529$13,249.52$662.48$13,912.00$174.09$13,741.0810$13,741.08$687.05$14,428.13$180.55$14,250.87Cumulative$5,863.71$1,640.90FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC. - IS CLASSANNUAL EXPENSE RATIO: 1.03%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$105.04$10,397.002$10,397.00$519.85$10,916.85$109.21$10,809.763$10,809.76$540.49$11,350.25$113.55$11,238.914$11,238.91$561.95$11,800.86$118.06$11,685.095$11,685.09$584.25$12,269.34$122.75$12,148.996$12,148.99$607.45$12,756.44$127.62$12,631.307$12,631.30$631.57$13,262.87$132.68$13,132.768$13,132.76$656.64$13,789.40$137.95$13,654.139$13,654.13$682.71$14,336.84$143.43$14,196.2010$14,196.20$709.81$14,906.01$149.12$14,759.79Cumulative$5,994.72$1,259.41June 22, 2022Federated Hermes Government Income Securities, Inc.Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561Contact us at FederatedInvestors.com or call 1-800-341-7400.Federated Securities Corp., DistributorQ455736 (6/22)© 2022 Federated Hermes, Inc.
Federated Hermes Government Income Securities Inc.
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Government Income Securities, Inc.CLASS A SHARES (TICKER FGOAX) CLASS C SHARES (TICKER FGOCX) CLASS F SHARES (TICKER FGOIX) INSTITUTIONAL SHARES (TICKER GISIX)SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2022The Board of Directors of Federated Hermes Government Income Securities, Inc. (the “Fund”) has approved a reduction in the Fund’s management fee from 0.60% to 0.55% of the Fund’s average daily net assets effective July 1, 2022. Accordingly, the following changes are made:Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Class F Shares (F) or Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and otherfees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000, or $1,000,000, in certain classes (e.g., A and F classes, respectively) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 13 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACFISMaximum Sales Charge (Load)4.50%1.00%2.00%NoneMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 4.50%None1.00%NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) 0.00%1.00%1.00%NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) NoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneExchange FeeNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACFISManagement Fee[1]0.55%0.55%0.55%0.55%Distribution (12b-1) Fee 0.00%[2]0.75%NoneNoneOther Expenses 0.73%0.73%0.74%0.48%Total Annual Fund Operating Expenses[1]1.28%2.03%1.29%1.03%Fee Waivers and/or Expense Reimbursements[1,3](0.27)%(0.27)%(0.28)%(0.27)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.01%1.76%1.01%0.76%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective July 1, 2022.2The Fund has adopted a Distribution (12b-1) Plan for its A class pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) fee until such time as approved by the Fund’s Board of Directors (the “Directors”).3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, F and IS classes (after voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.75%, 1.00% and 0.75% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$575$838$1,121$1,926Expenses assuming no redemption$575$838$1,121$1,926C:Expenses assuming redemption$306$637$1,093$2,166Expenses assuming no redemption$206$637$1,093$2,166F:Expenses assuming redemption$330$605$800$1,641Expenses assuming no redemption$230$505$800$1,641IS:Expenses assuming redemption$105$328$569$1,259Expenses assuming no redemption$105$328$569$1,2592. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.55% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC. – A CLASSANNUAL EXPENSE RATIO: 1.28%MAXIMUM FRONT-END SALES CHARGE: 4.50%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypothetical ExpensesHypotheticalEnding Investment1$10,000.00$477.50$10,027.50$574.51$9,905.262$9,905.26$495.26$10,400.52$129.15$10,273.743$10,273.74$513.69$10,787.43$133.95$10,655.924$10,655.92$532.80$11,188.72$138.93$11,052.325$11,052.32$552.62$11,604.94$144.10$11,463.476$11,463.47$573.17$12,036.64$149.46$11,889.917$11,889.91$594.50$12,484.41$155.02$12,332.218$12,332.21$616.61$12,948.82$160.79$12,790.979$12,790.97$639.55$13,430.52$166.77$13,266.7910$13,266.79$663.34$13,930.13$172.97$13,760.31Cumulative$5,659.04$1,925.65FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC. - C CLASSANNUAL EXPENSE RATIO: 2.03%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$206.01$10,297.002$10,297.00$514.85$10,811.85$212.13$10,602.823$10,602.82$530.14$11,132.96$218.43$10,917.724$10,917.72$545.89$11,463.61$224.92$11,241.985$11,241.98$562.10$11,804.08$231.60$11,575.876$11,575.87$578.79$12,154.66$238.48$11,919.677$11,919.67$595.98$12,515.65$245.56$12,273.688$12,273.68$613.68$12,887.36$252.86$12,638.21Converts from Class C to Class AAnnual Ratio: 1.28%9$12,638.21$631.91$13,270.12$164.78$13,108.3510$13,108.35$655.42$13,763.77$170.91$13,595.98Cumulative$5,728.76$2,165.68FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC. - F CLASSANNUAL EXPENSE RATIO: 1.29%MAXIMUM FRONT-END SALES CHARGE: 1.00%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$495.00$10,395.00$230.08$10,267.292$10,267.29$513.36$10,780.65$134.90$10,648.213$10,648.21$532.41$11,180.62$139.91$11,043.264$11,043.26$552.16$11,595.42$145.10$11,452.965$11,452.96$572.65$12,025.61$150.48$11,877.866$11,877.86$593.89$12,471.75$156.07$12,318.537$12,318.53$615.93$12,934.46$161.86$12,775.558$12,775.55$638.78$13,414.33$167.86$13,249.529$13,249.52$662.48$13,912.00$174.09$13,741.0810$13,741.08$687.05$14,428.13$180.55$14,250.87Cumulative$5,863.71$1,640.90FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC. - IS CLASSANNUAL EXPENSE RATIO: 1.03%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$105.04$10,397.002$10,397.00$519.85$10,916.85$109.21$10,809.763$10,809.76$540.49$11,350.25$113.55$11,238.914$11,238.91$561.95$11,800.86$118.06$11,685.095$11,685.09$584.25$12,269.34$122.75$12,148.996$12,148.99$607.45$12,756.44$127.62$12,631.307$12,631.30$631.57$13,262.87$132.68$13,132.768$13,132.76$656.64$13,789.40$137.95$13,654.139$13,654.13$682.71$14,336.84$143.43$14,196.2010$14,196.20$709.81$14,906.01$149.12$14,759.79Cumulative$5,994.72$1,259.41June 22, 2022Federated Hermes Government Income Securities, Inc.Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561Contact us at FederatedInvestors.com or call 1-800-341-7400.Federated Securities Corp., DistributorQ455736 (6/22)© 2022 Federated Hermes, Inc.